Segmented information	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segmented information

14. Segmented information:

The Company operates in reportable business segments, the sale of Ad tech advertising, programmatic advertising, and content revenue, including the premium purchase for Rooplay Originals and recurring subscription revenues from Rooplay and Kidoz OS and the sale of licenses of Kidoz OS.

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company and the chief decision makers view the Company’s operations and manage its business as three operating segments, namely Ad tech advertising, programmatic advertising, and content revenue.

The Company had the following revenue by geographical region.

	Six Months ended June 30, 2024	Six Months ended June 30, 2023	Three Months ended June 30, 2024	Three Months ended June 30, 2023
Ad tech advertising revenue
Western Europe	$1,846,949	$1,571,557	$1,233,197	$1,007,568
Central, Eastern and Southern Europe	210,009	130,756	119,628	67,504
North America	1,829,720	2,066,503	923,940	1,302,204
Other	143,745	264,698	58,518	118,193

Total ad tech advertising revenue	$4,030,423	$4,033,514	$2,335,283	$2,495,469

Programmatic advertising revenue
North America	$201,789	$322,846	$123,074	$254,776

Total Programmatic advertising revenue	$322,846	$322,846	$123,074	$254,776

Content revenue
Western Europe	$36,394	$36,781	$18,200	$18,035
Central, Eastern and Southern Europe	51	26	35	14
North America	616	3,117	305	2,784
Other	2,973	91,640	2,278	43,161

Total content revenue	$40,034	$131,564	$20,818	$63,994

Total revenue
Western Europe	$1,883,343	$1,608,338	$1,251,397	$1,025,603
Central, Eastern and Southern Europe	210,060	130,782	119,663	67,518
North America	2,032,125	2,392,466	1,074,319	1,559,764
Other	146,718	356,338	60,796	161,354

Total revenue	$4,272,246	$4,487,924	$2,479,175	$2,814,239

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2024 and 2023

(Unaudited)

14.	Segmented information: (Continued)

Equipment

The Company’s equipment is located as follows:

Net Book Value	June 30, 2024	December 31, 2023

Canada	$17,221	$18,730
Israel	6,390	7,439
United Kingdom	3,599	3,065
Total equipment	$27,210	$29,234